JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
U.S. TREASURY OBLIGATIONS — 29.7%
U.S. Treasury Bonds
8.00%, 11/15/2021	3,635	4,049
7.25%, 8/15/2022	3,935	4,550
7.13%, 2/15/2023	2,500	2,971
5.25%, 11/15/2028	20,000	27,755
1.13%, 5/15/2040	10,000	9,897
3.75%, 11/15/2043	45,000	66,851
3.00%, 5/15/2045	31,000	41,544
2.75%, 11/15/2047	35,000	45,701
2.00%, 2/15/2050	43,000	49,156
U.S. Treasury Inflation Indexed Bonds
1.38%, 2/15/2044	27,500	40,855
U.S. Treasury Notes
2.75%, 8/15/2021	10,000	10,308
2.00%, 11/30/2022	100,000	104,526
2.63%, 2/28/2023	25,000	26,672
2.13%, 11/30/2023	65,000	69,320
2.25%, 11/15/2024	35,000	38,052
1.13%, 2/28/2025	25,000	25,993
0.50%, 3/31/2025	50,000	50,475
0.38%, 4/30/2025	40,000	40,136
2.13%, 5/15/2025	35,000	38,104
2.00%, 8/15/2025	20,000	21,709
1.63%, 2/15/2026	20,000	21,384
1.13%, 2/28/2027	65,000	67,777
0.63%, 3/31/2027	30,000	30,273
0.50%, 4/30/2027	35,000	35,018
2.25%, 8/15/2027	30,000	33,715
1.50%, 2/15/2030	25,000	27,023
0.63%, 5/15/2030	35,000	34,902

TOTAL U.S. TREASURY OBLIGATIONS (Cost $895,590)		968,716

COLLATERALIZED MORTGAGE OBLIGATIONS — 23.3%
FHLMC, REMIC
Series 1343, Class LA, 8.00%, 8/15/2022	7	7
Series 1367, Class K, 5.50%, 9/15/2022	46	48
Series 2688, Class DG, 4.50%, 10/15/2023	155	160
Series 1785, Class A, 6.00%, 10/15/2023	512	542
Series 1591, Class E, 10.00%, 10/15/2023	9	10
Series 1633, Class Z, 6.50%, 12/15/2023	87	92
Series 1694, Class PK, 6.50%, 3/15/2024	51	55
Series 3798, Class AY, 3.50%, 1/15/2026	2,546	2,673
Series 3809, Class BC, 3.50%, 2/15/2026	2,065	2,170
Series 4181, Class VA, 3.00%, 5/15/2026	2,009	2,081
Series 3188, Class GE, 6.00%, 7/15/2026	830	912
Series 3926, Class MW, 4.50%, 9/15/2026	6,351	6,876
Series 1999, Class PU, 7.00%, 10/15/2027	41	46
Series 2031, Class PG, 7.00%, 2/15/2028	90	104
Series 2035, Class PC, 6.95%, 3/15/2028	279	317
Series 2064, Class PD, 6.50%, 6/15/2028	171	197
Series 2095, Class PE, 6.00%, 11/15/2028	142	161
Series 4066, Class VB, 3.50%, 1/15/2029	4,651	4,934
Series 4050, Class VE, 4.00%, 1/15/2029	5,000	5,365
Series 4314, Class DY, 3.50%, 3/15/2029	1,450	1,625
Series 4336, Class YB, 3.00%, 5/15/2029	2,624	2,808
Series 2152, Class BD, 6.50%, 5/15/2029	60	68
Series 2162, Class TH, 6.00%, 6/15/2029	316	357
Series 4002, Class MV, 4.00%, 1/15/2030	10,773	11,318
Series 3737, Class DG, 5.00%, 10/15/2030	1,562	1,670
Series 3981, Class PA, 3.00%, 4/15/2031	8,146	8,400
Series 2367, Class ME, 6.50%, 10/15/2031	226	253
Series 2647, Class A, 3.25%, 4/15/2032	102	109
Series 2480, Class EJ, 6.00%, 8/15/2032	249	272
Series 4156, Class SB, IF, 5.02%, 1/15/2033(a)	1,678	1,822
Series 4170, Class TS, IF, 5.72%, 2/15/2033(a)	3,868	4,346
Series 4186, Class JE, 2.00%, 3/15/2033	11,127	11,674
Series 4188, Class JG, 2.00%, 4/15/2033	7,152	7,408
Series 4206, Class DA, 2.00%, 5/15/2033	5,284	5,484
Series 2611, Class QZ, 5.00%, 5/15/2033	3,073	3,410
Series 2882, Class QD, 4.50%, 7/15/2034	322	338
Series 2927, Class GA, 5.50%, 10/15/2034	156	161

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 4429, Class HB, 3.00%, 1/15/2035	6,293		7,127
Series 2915, Class MU, 5.00%, 1/15/2035	1,840		2,136
Series 4448, Class DY, 3.00%, 3/15/2035	5,542		6,216
Series 4458, Class BW, 3.00%, 4/15/2035	10,000		11,148
Series 3085, Class VS, HB, IF, 27.99%, 12/15/2035(a)	303		532
Series 3181, Class OP, PO, 7/15/2036	1,042		973
Series 4867, Class WF, 1.38%, 4/15/2037(a)	11,085		11,149
Series 3413, Class B, 5.50%, 4/15/2037	315		355
Series 3325, Class JL, 5.50%, 6/15/2037	2,853		3,288
Series 3341, Class PE, 6.00%, 7/15/2037	1,997		2,330
Series 4365, Class HZ, 3.00%, 1/15/2040	6,572		7,048
Series 3699, Class QH, 5.50%, 7/15/2040	2,311		2,557
Series 3772, Class PE, 4.50%, 12/15/2040	4,297		4,910
Series 4047, Class PB, 3.50%, 1/15/2041	12,000		12,891
Series 3927, Class PC, 4.50%, 9/15/2041	3,970		4,741
Series 4002, Class CY, 3.50%, 2/15/2042	4,819		5,548
Series 4039, Class SA, IF, IO, 6.32%, 5/15/2042(a)	6,459		1,207
Series 4061, Class LB, 3.50%, 6/15/2042	3,570		4,183
Series 4062, Class GY, 4.00%, 6/15/2042	6,109		7,278
Series 4091, Class BQ, 2.00%, 8/15/2042	5,000		5,136
Series 4091, Class PB, 2.00%, 8/15/2042	3,673		3,784
Series 4122, Class PY, 3.00%, 10/15/2042	3,000		3,346
Series 4394, Class PL, 3.50%, 10/15/2044	5,000		5,787
Series 4594, Class GN, 2.50%, 2/15/2045	3,346		3,497
Series 4606, Class KP, 2.50%, 7/15/2046	20,342		21,523
Series 4748, Class HE, 3.00%, 1/15/2048	6,567		7,152
Series 4974, Class PH, 1.50%, 6/25/2048	4,940		5,016
Series 4933, Class PA, 2.50%, 10/25/2049	14,380		14,920
Series 4937, Class MD, 2.50%, 10/25/2049	48,136		50,403
Series 4925, Class PA, 3.00%, 10/25/2049	19,938		21,439
FHLMC, STRIPS
Series 155, IO, 7.00%, 11/1/2023	9		1
Series 264, Class 30, 3.00%, 7/15/2042	9,010		9,735
Series 267, Class 30, 3.00%, 8/15/2042	5,255		5,617
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-54, Class 2A, 6.50%, 2/25/2043	1,241		1,517
Series T-56, Class APO, PO, 5/25/2043	681		657
Series T-51, Class 1A, 6.50%, 9/25/2043(a)	1,092		1,360
FNMA, Grantor Trust, Whole Loan
Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	261		308
FNMA, REMIC
Series G92-35, Class EB, 7.50%, 7/25/2022	1		1
Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(b)	—	(b)
Series 1993-146, Class E, PO, 5/25/2023	19		19
Series 1993-110, Class H, 6.50%, 5/25/2023	25		27
Series 1993-217, Class H, PO, 8/25/2023	5		5
Series 2012-63, Class VA, 4.00%, 8/25/2023	8,762		8,998
Series 1993-205, Class H, PO, 9/25/2023	4		4
Series 1993-228, Class G, PO, 9/25/2023	5		4
Series 1993-155, Class PJ, 7.00%, 9/25/2023	399		427
Series 2003-128, Class DY, 4.50%, 1/25/2024	679		707
Series 1994-51, Class PV, 6.00%, 3/25/2024	468		499
Series 1994-37, Class L, 6.50%, 3/25/2024	113		121
Series 2010-117, Class DY, 4.50%, 10/25/2025	5,000		5,472
Series 2010-155, Class B, 3.50%, 1/25/2026	4,274		4,477
Series 1998-58, Class PC, 6.50%, 10/25/2028	349		397
Series 2000-8, Class Z, 7.50%, 2/20/2030	139		162
Series 2002-92, Class FB, 0.82%, 4/25/2030(a)	296		298
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	192		33

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2003-67, Class SA, HB, IF, 44.41%, 10/25/2031(a)	64	134
Series 2011-145, Class PB, 3.50%, 1/25/2032	11,500	12,943
Series 2012-100, Class AY, 3.00%, 9/25/2032	5,750	6,446
Series 2013-50, Class YO, PO, 1/25/2033	4,520	4,191
Series 2003-21, Class PZ, 4.50%, 3/25/2033	1,640	1,795
Series 2013-106, Class PY, 3.00%, 10/25/2033	5,300	5,901
Series 2013-130, Class GY, 3.50%, 1/25/2034	3,699	4,373
Series 2014-2, Class QB, 3.00%, 2/25/2034	2,745	3,075
Series 2004-46, Class QD, HB, IF, 23.33%, 3/25/2034(a)	386	528
Series 2004-54, Class FL, 0.57%, 7/25/2034(a)	713	714
Series 2015-11, Class AQ, 3.00%, 3/25/2035	6,000	6,658
Series 2005-22, Class EH, 5.00%, 4/25/2035	3,146	3,629
Series 2015-28, Class GB, 3.50%, 5/25/2035	4,000	4,686
Series 2015-41, Class AY, 3.00%, 6/25/2035	4,653	5,319
Series 2015-51, Class LY, 3.00%, 7/25/2035	4,429	4,873
Series 2005-58, Class EP, 5.50%, 7/25/2035	361	406
Series 2006-3, Class SB, IF, IO, 6.53%, 7/25/2035(a)	1,611	183
Series 2015-59, Class EB, 3.00%, 8/25/2035	5,879	6,537
Series 2005-83, Class LA, 5.50%, 10/25/2035	535	604
Series 2005-116, Class PC, 6.00%, 1/25/2036	2,558	2,892
Series 2006-51, Class FP, 0.52%, 3/25/2036(a)	3,073	3,067
Series 2016-28, Class DW, 3.50%, 5/25/2036	4,491	5,338
Series 2006-81, Class FA, 0.84%, 9/25/2036(a)	40	40
Series 2006-110, PO, 11/25/2036	423	398
Series 2007-76, Class PE, 6.00%, 8/25/2037	1,196	1,420
Series 2012-47, Class QE, 4.00%, 5/25/2038	1,436	1,445
Series 2010-47, Class MB, 5.00%, 9/25/2039	3,033	3,496
Series 2010-68, Class EP, 4.50%, 12/25/2039	1,480	1,582
Series 2010-11, Class CB, 4.50%, 2/25/2040	203	225
Series 2010-4, Class SL, IF, 11.21%, 2/25/2040(a)	46	71
Series 2012-115, Class ME, 1.75%, 3/25/2042	4,563	4,632
Series 2012-60, Class EP, 3.00%, 4/25/2042	2,689	2,853
Series 2012-50, Class HY, 4.00%, 5/25/2042	5,566	6,641
Series 2012-141, Class PB, 2.50%, 12/25/2042	1,400	1,480
Series 2012-139, Class JA, 3.50%, 12/25/2042	5,339	5,863
Series 2013-128, Class AO, PO, 12/25/2043	13,401	12,480
Series 2015-48, Class DE, 3.00%, 10/25/2044	11,897	13,000
Series 2016-45, Class PC, 3.00%, 9/25/2045	9,900	10,561
Series 2016-38, Class NA, 3.00%, 1/25/2046	11,485	11,795
Series 2019-71, Class CA, 2.50%, 7/25/2046	20,038	20,783
Series 2019-38, Class PC, 3.00%, 2/25/2048	13,111	13,753
Series 2019-65, Class PA, 2.50%, 5/25/2048	14,466	14,993
Series 2019-42, Class KA, 3.00%, 7/25/2049	21,993	23,619
Series 2019-81, Class JA, 2.50%, 9/25/2049	14,768	15,473
Series 2019-77, Class ZL, 3.00%, 1/25/2050	25,314	26,750
Series 2020-12, Class JC, 2.00%, 3/25/2050	39,517	40,923
FNMA, REMIC Trust, Whole Loan
Series 1999-W4, Class A9, 6.25%, 2/25/2029	73	82
Series 2002-W7, Class A4, 6.00%, 6/25/2029	826	956
Series 2003-W1, Class 1A1, 5.25%, 12/25/2042(a)	452	498
Series 2003-W1, Class 2A, 5.76%, 12/25/2042(a)	241	270
Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	1,478	1,777
Series 2009-W1, Class A, 6.00%, 12/25/2049	677	782
FNMA, REMIC, Whole Loan
Series 2009-89, Class A1, 5.41%, 5/25/2035	236	250
FNMA, STRIPS
Series 278, Class 3, 2.58%, 11/25/2023(a)	136	138
Series 278, Class 1, 2.50%, 8/25/2025(a)	494	503

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
GNMA
Series 2004-27, Class PD, 5.50%, 4/20/2034	2,719		3,035
Series 2008-15, Class NB, 4.50%, 2/20/2038	410		458
Series 2008-40, Class SA, IF, IO, 6.22%, 5/16/2038(a)	2,466		470
Series 2009-42, Class TX, 4.50%, 6/20/2039	7,867		8,808
Series 2009-69, Class WM, 5.50%, 8/20/2039	2,072		2,402
Series 2011-29, Class Z, 5.00%, 5/20/2040	15,865		18,848
Series 2012-126, Class BE, 2.00%, 10/20/2042	4,000		4,018
Seasoned Credit Risk Transfer Trust
Series 2019-3, Class M55D, 4.00%, 10/25/2058‡	2,936		3,193
Series 2020-1, Class M55G, 3.00%, 8/25/2059	22,961		24,074

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $717,053)			755,869

MORTGAGE-BACKED SECURITIES — 23.3%
FHLMC
Pool # 611141, ARM, 3.77%, 1/1/2027(a)	37		38
Pool # 846812, ARM, 4.05%, 4/1/2030(a)	4		4
Pool # 390257, ARM, 2.28%, 7/1/2030(a)	—	(b)	—	(b)
Pool # 1G2627, ARM, 3.57%, 3/1/2037(a)	336		351
FHLMC Gold Pools, 20 Year
Pool # C90830, 4.50%, 5/1/2024	66		71
FHLMC Gold Pools, 30 Year
Pool # A01017, 9.00%, 6/1/2021	—	(b)	—	(b)
Pool # C00078, 9.00%, 11/1/2021	—	(b)	—	(b)
Pool # C80091, 6.50%, 1/1/2024	19		21
Pool # G00229, 8.50%, 5/1/2024	5		5
Pool # C00354, 8.50%, 7/1/2024	10		11
Pool # C00376, 8.00%, 11/1/2024	8		9
Pool # C00418, 7.00%, 8/1/2025	2		2
Pool # C00414, 7.50%, 8/1/2025	9		10
Pool # D63303, 7.00%, 9/1/2025	2		2
Pool # G00981, 8.50%, 7/1/2028	14		16
Pool # C22459, 6.50%, 2/1/2029	—	(b)	—	(b)
Pool # C00742, 6.50%, 4/1/2029	96		109
Pool # C00785, 6.50%, 6/1/2029	28		31
Pool # C47318, 7.00%, 9/1/2029	303		347
Pool # C01292, 6.00%, 2/1/2032	36		41
Pool # A16155, 5.50%, 11/1/2033	57		63
Pool # C03589, 4.50%, 10/1/2040	667		742
Pool # Q41177, 3.50%, 6/1/2046	19,195		20,988
Pool # G61334, 4.00%, 3/1/2047	5,180		5,825
Pool # Q54902, 4.00%, 3/1/2048	10,084		10,764
Pool # Q54950, 4.00%, 3/1/2048	7,950		8,966
Pool # Q59727, 4.00%, 11/1/2048	12,172		13,406
FHLMC UMBS, 30 Year
Pool # ZT1593, 3.50%, 1/1/2049	5,129		5,410
Pool # RA2675, 2.00%, 6/1/2050(c)	19,686		20,091
FNMA
Pool # 620061, ARM, 2.13%, 11/1/2027(a)	20		20
Pool # 89406, ARM, 2.31%, 6/1/2029(a)	8		8
Pool # 563497, ARM, 2.13%, 11/1/2040(a)	18		17
FNMA UMBS, 15 Year
Pool # MA0512, 4.00%, 9/1/2025	785		832
FNMA UMBS, 20 Year
Pool # 762498, 5.00%, 11/1/2023	111		121
FNMA UMBS, 30 Year
Pool # 190257, 7.00%, 2/1/2024	12		13
Pool # 315500, 7.00%, 8/1/2025	15		16
Pool # 250575, 6.50%, 6/1/2026	14		15
Pool # 483802, 5.50%, 2/1/2029	160		180
Pool # 524949, 7.50%, 3/1/2030	14		14

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 545639, 6.50%, 4/1/2032	156	185
Pool # 702435, 5.50%, 5/1/2033	838	974
Pool # 709441, 5.50%, 7/1/2033	326	374
Pool # 730711, 5.50%, 8/1/2033	449	524
Pool # 743127, 5.50%, 10/1/2033	374	436
Pool # 747628, 5.00%, 11/1/2033	851	976
Pool # 753662, 5.50%, 12/1/2033	604	700
Pool # 755615, 5.50%, 1/1/2034	640	747
Pool # 811755, 7.00%, 3/1/2035	1,440	1,796
Pool # 845834, 5.50%, 10/1/2035	343	391
Pool # 888201, 5.50%, 2/1/2036	157	184
Pool # 831409, 5.50%, 4/1/2036	687	794
Pool # 867420, 5.50%, 5/1/2036	403	470
Pool # 745802, 6.00%, 7/1/2036	718	843
Pool # 969708, 4.50%, 3/1/2038	150	165
Pool # AE1216, 3.50%, 1/1/2041	1,161	1,261
Pool # AE1260, 3.50%, 8/1/2041	675	733
Pool # AB5378, 3.50%, 5/1/2042	2,312	2,512
Pool # AO6710, 4.00%, 6/1/2042	3,966	4,498
Pool # AR5147, 3.00%, 3/1/2043	2,459	2,636
Pool # AT8192, 4.00%, 6/1/2043	2,775	3,055
Pool # AS1112, 4.00%, 11/1/2043	5,716	6,293
Pool # BM1109, 4.00%, 10/1/2044	4,452	5,044
Pool # AS4073, 4.00%, 12/1/2044	2,323	2,546
Pool # AL8660, 4.00%, 6/1/2045	6,549	7,431
Pool # AS5648, 3.50%, 7/1/2045	2,437	2,646
Pool # AS6208, 3.50%, 10/1/2045	1,706	1,852
Pool # AS6344, 3.50%, 12/1/2045	3,304	3,588
Pool # BM5560, 4.00%, 1/1/2046	13,301	15,077
Pool # AL8030, 4.00%, 2/1/2046	4,220	4,750
Pool # AX5520, 3.00%, 5/1/2046	1,139	1,220
Pool # AX5546, 3.00%, 9/1/2046	1,674	1,794
Pool # AX5547, 3.50%, 9/1/2046	2,486	2,699
Pool # BM3744, 4.00%, 3/1/2047	13,175	14,929
Pool # BM1049, 4.00%, 4/1/2047	16,921	18,577
Pool # CA0411, 4.00%, 9/1/2047	9,098	10,319
Pool # CA0861, 3.50%, 11/1/2047	5,132	5,570
Pool # BJ1666, 4.00%, 12/1/2047	9,045	10,227
Pool # BM3477, 4.00%, 1/1/2048	7,864	8,715
Pool # CA1006, 4.00%, 1/1/2048	9,780	10,941
Pool # CA1361, 3.50%, 2/1/2048	3,768	4,089
Pool # BD9074, 3.50%, 3/1/2048	1,804	1,958
Pool # BJ4640, 4.00%, 3/1/2048	3,847	4,346
Pool # BD9078, 4.00%, 4/1/2048	2,812	3,078
Pool # BD9077, 3.50%, 5/1/2048	1,338	1,452
Pool # BD9083, 4.00%, 7/1/2048	3,266	3,575
Pool # CA2489, 4.50%, 10/1/2048	6,154	6,645
Pool # BO3159, 3.50%, 7/1/2049	16,854	17,776
Pool # BN7416, 3.50%, 9/1/2049	2,860	3,104
Pool # BO1418, 3.50%, 9/1/2049	9,039	9,530
Pool # BO1427, 3.50%, 9/1/2049	9,259	9,761
Pool # CA4431, 3.50%, 10/1/2049	16,058	16,929
Pool # MA3803, 3.50%, 10/1/2049	9,193	9,692
Pool # FM2014, 3.00%, 11/1/2049	14,690	15,632
Pool # BN0803, 3.50%, 12/1/2049	5,074	5,349
Pool # MA3872, 3.50%, 12/1/2049	8,967	9,453
Pool # BN0807, 3.50%, 1/1/2050	3,206	3,383
Pool # FM2437, 3.00%, 2/1/2050	23,101	24,443

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
FNMA, Other
Pool # AL1353, 3.26%, 1/1/2022(a)	6,604		6,817
Pool # AL1463, 3.26%, 1/1/2022(a)	2,160		2,229
Pool # AM8674, 2.81%, 4/1/2025	6,500		7,017
Pool # AM4660, 3.77%, 12/1/2025	4,239		4,772
Pool # AN0571, 3.10%, 1/1/2026	6,500		7,162
Pool # AL8963, 2.97%, 5/1/2026(a)	4,288		4,668
Pool # AN2493, 2.36%, 8/1/2026	3,948		4,212
Pool # AM7199, 3.30%, 11/1/2026	3,000		3,383
Pool # AL9769, 2.63%, 12/1/2026(a)	6,671		7,206
Pool # AN4635, 3.01%, 2/1/2027	6,832		7,576
Pool # FN0040, 3.00%, 6/1/2027(a)	4,543		5,073
Pool # AN6800, 2.97%, 9/1/2027	3,450		3,836
Pool # AN6825, 2.80%, 10/1/2027	4,000		4,421
Pool # AN9486, 3.57%, 6/1/2028	12,449		14,484
Pool # 405220, 6.00%, 9/1/2028	14		15
Pool # BL0550, 3.77%, 11/1/2028	2,660		3,109
Pool # AN3908, 3.12%, 1/1/2029	8,287		9,365
Pool # BL1950, 3.47%, 3/1/2029	12,718		14,310
Pool # AN8493, 3.30%, 2/1/2030	4,903		5,539
Pool # BM5425, 3.16%, 3/1/2030(a)	5,000		5,759
Pool # AN8412, 3.39%, 2/1/2033	4,599		5,315
Pool # AN8464, 3.33%, 3/1/2033	6,647		7,714
Pool # BL2944, 3.19%, 7/1/2034	1,700		1,914
Pool # BL3288, 2.52%, 9/1/2034	12,000		13,034
Pool # BL4331, 2.41%, 10/1/2034	16,000		17,149
FNMA/FHLMC UMBS, Single Family, 30 Year
Series -, TBA, 2.00%, 7/25/2050(c)	75,000		76,312
TBA, 2.50%, 7/25/2050(c)	75,000		77,624
GNMA I, 30 Year
Pool # 306081, 9.00%, 8/15/2021	17		18
Pool # 780284, 9.00%, 12/15/2021	1		1
Pool # 321560, 8.00%, 7/15/2022	2		2
Pool # 337141, 7.50%, 8/15/2022	5		5
Pool # 339969, 7.00%, 12/15/2022	—	(b)	—	(b)
Pool # 332022, 7.00%, 1/15/2023	2		2
Pool # 346572, 7.00%, 5/15/2023	1		1
Pool # 349788, 6.50%, 6/15/2023	—	(b)	1
Pool # 358801, 7.50%, 6/15/2023	6		6
Pool # 359588, 7.50%, 6/15/2023	7		7
Pool # 322200, 6.50%, 7/15/2023	7		8
Pool # 346673, 7.00%, 7/15/2023	3		3
Pool # 354538, 7.00%, 7/15/2023	—	(b)	—	(b)
Pool # 357782, 7.00%, 7/15/2023	1		1
Pool # 360889, 7.00%, 7/15/2023	1		1
Pool # 344505, 6.50%, 8/15/2023	3		3
Pool # 356717, 6.50%, 8/15/2023	2		3
Pool # 345375, 6.50%, 9/15/2023	10		11
Pool # 345391, 6.50%, 10/15/2023	3		3
Pool # 354681, 8.00%, 10/15/2023	8		8
Pool # 370927, 6.50%, 11/15/2023	—	(b)	—	(b)
Pool # 346944, 6.50%, 12/15/2023	1		1
Pool # 349265, 6.50%, 12/15/2023	7		8
Pool # 365740, 6.50%, 12/15/2023	1		1
Pool # 369830, 6.50%, 12/15/2023	1		1
Pool # 370289, 6.50%, 12/15/2023	1		1
Pool # 354747, 6.50%, 2/15/2024	67		73
Pool # 362341, 6.50%, 2/15/2024	22		24
Pool # 370338, 6.50%, 2/15/2024	1		1
Pool # 379328, 7.00%, 3/15/2024	3		3

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 391552, 7.00%, 3/15/2024	34		35
Pool # 379001, 7.00%, 4/15/2024	12		13
Pool # 403212, 8.00%, 9/15/2024	7		7
Pool # 780029, 9.00%, 11/15/2024	2		2
Pool # 401860, 7.50%, 6/15/2025	1		1
Pool # 377557, 8.00%, 7/15/2025	7		7
Pool # 422308, 7.50%, 3/15/2026	14		14
Pool # 412644, 8.00%, 7/15/2026	14		14
Pool # 436445, 8.00%, 8/15/2026	—	(b)	—	(b)
Pool # 432398, 7.50%, 3/15/2027	13		13
Pool # 462562, 7.50%, 2/15/2028	21		21
Pool # 472679, 7.00%, 6/15/2028	1		1
Pool # 784010, 4.00%, 3/15/2045	502		550
Pool # 626938, 4.00%, 4/15/2045	357		402
Pool # 784041, 4.00%, 8/15/2045	3,646		3,994
Pool # 784208, 4.00%, 7/15/2046	5,184		5,679
Pool # BU5359, 3.00%, 4/15/2050	25,897		27,584
GNMA II, 30 Year
Pool # 2324, 8.00%, 11/20/2026	12		14
Pool # 2344, 8.00%, 12/20/2026	19		21
Pool # 2512, 8.00%, 11/20/2027	46		52

TOTAL MORTGAGE-BACKED SECURITIES (Cost $723,182)			755,862

COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.0%
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ14, Class A2, 2.81%, 9/25/2024	5,145		5,524
Series K046, Class A2, 3.21%, 3/25/2025	6,026		6,665
Series K048, Class A2, 3.28%, 6/25/2025(a)	6,500		7,228
Series K049, Class A2, 3.01%, 7/25/2025	3,519		3,874
Series K052, Class A2, 3.15%, 11/25/2025	6,716		7,460
Series K734, Class A2, 3.21%, 2/25/2026	5,060		5,597
Series K067, Class A2, 3.19%, 7/25/2027	6,558		7,415
Series K069, Class A2, 3.19%, 9/25/2027(a)	3,000		3,396
Series K087, Class A1, 3.59%, 10/25/2027	5,340		5,960
Series W5FX, Class AFX, 3.21%, 4/25/2028(a)	3,436		3,872
Series K078, Class A2, 3.85%, 6/25/2028	5,779		6,829
Series K081, Class A2, 3.90%, 8/25/2028(a)	9,055		10,805
Series K086, Class A2, 3.86%, 11/25/2028(a)	7,320		8,754
Series K086, Class A1, 3.67%, 12/25/2028	2,716		3,027
Series K088, Class A2, 3.69%, 1/25/2029	8,700		10,307
Series K158, Class A1, 3.90%, 7/25/2030	9,224		10,657
Series K-1511, Class A1, 3.28%, 10/25/2030	9,791		11,120
Series K-1511, Class A3, 3.54%, 3/25/2034	10,000		11,877
Series K-1512, Class A3, 3.06%, 4/25/2034	10,000		11,533
Series Q007, Class APT2, 3.33%, 10/25/2047(a)	8,293		8,938
FNMA ACES
Series 2015-M13, Class A2, 2.71%, 6/25/2025(a)	4,464		4,807
Series 2016-M1, Class A2, 2.94%, 1/25/2026(a)	19,357		20,747
Series 2017-M3, Class A2, 2.48%, 12/25/2026(a)	6,000		6,482
Series 2017-M4, Class A2, 2.58%, 12/25/2026(a)	6,387		6,937
Series 2017-M7, Class A2, 2.96%, 2/25/2027(a)	4,394		4,845
Series 2017-M8, Class A2, 3.06%, 5/25/2027(a)	12,000		13,208
Series 2018-M4, Class A2, 3.04%, 3/25/2028(a)	15,000		16,867
Series 2018-M8, Class A2, 3.33%, 6/25/2028(a)	9,930		11,268
Series 2019-M1, Class A2, 3.56%, 9/25/2028(a)	10,615		12,271
Series 2019-M2, Class A2, 3.63%, 11/25/2028(a)	13,500		15,526
Series 2019-M5, Class A2, 3.27%, 1/25/2029	8,720		9,812

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-M25, Class A2, 2.33%, 11/25/2029(a)	14,000	15,048
Series 2020-M8, Class A2, 1.82%, 2/25/2030	9,700	10,111
Series 2019-M21, Class 2A2, 2.35%, 2/25/2031	17,000	17,682
Series 2019-M4, Class A2, 3.61%, 2/25/2031	7,500	8,768
Series 2019-M31, Class A2, 2.85%, 4/25/2034	5,500	6,033
Series 2020-M24, Class A3, 1.75%, 1/25/2037	15,000	15,060
Series 2019-M14, Class AL2, 3.07%, 4/25/2048	10,000	10,833

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $328,860)		357,143

U.S. GOVERNMENT AGENCY SECURITIES — 6.4%
FFCB
5.75%, 5/11/2026	10,000	12,914
5.75%, 12/7/2028	12,824	17,662
3.33%, 4/28/2037	15,000	18,454
FNMA
6.25%, 5/15/2029	10,000	14,506
DN, 4.99%, 5/15/2030(d)	10,000	8,674
FNMA, STRIPS
16.98%, 5/29/2026(d)	9,200	8,748
2.57%, 10/8/2027(d)	8,000	7,372
Resolution Funding Corp. STRIPS
2.33%, 7/15/2020(d)	57,000	56,982
2.10%, 10/15/2020(d)	18,300	18,284
2.49%, 1/15/2021(d)	5,000	4,994
DN, 19.68%, 4/15/2028(d)	15,000	13,702
DN, 5.68%, 1/15/2030(d)	15,700	13,800
DN, 18.92%, 4/15/2030(d)	5,000	4,378
Tennessee Valley Authority
0.75%, 5/15/2025	7,000	7,073

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $180,890)		207,543

ASSET-BACKED SECURITIES — 1.0%
FNMA, Grantor Trust
Series 2017-T1, Class A, 2.90%, 6/25/2027 (Cost $29,089)	28,959	31,223

Investments	Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS — 12.2%
INVESTMENT COMPANIES — 12.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.09% (e)(f) (Cost $395,205)	395,205	395,205

Total Investments — 106.9% (Cost $3,269,869)		3,471,561
Liabilities in Excess of Other Assets — (6.9)%		(225,055)

Net Assets — 100.0%		3,246,506

Percentages indicated are based on net assets.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Abbreviations
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2020.
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery
UMBS	Uniform Mortgage-Backed Securities
(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2020.
(b)	Amount rounds to less than one thousand.
(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	The rate shown is the effective yield as of May 31, 2020.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of May 31, 2020.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$31,223	$—	$31,223
Collateralized Mortgage Obligations	—	752,676	3,193	755,869
Commercial Mortgage-Backed Securities	—	357,143	—	357,143
Mortgage-Backed Securities	—	755,862	—	755,862
U.S. Government Agency Securities	—	207,543	—	207,543
U.S. Treasury Obligations	—	968,716	—	968,716
Short-Term Investments
Investment Companies	395,205	—	—	395,205

Total Investments in Securities	$395,205	$3,073,163	$3,193	$3,471,561

There were no significant transfers into or out of level 3 for the period ended May 31, 2020.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended May 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2020	Shares at May 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.09%(a)(b)	$163,468	$1,189,689	$957,952	$—	$—	$395,205	395,205	$214	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2020.